Loss/(gain) on sale/write off of assets and others (net)	12 Months Ended
Mar. 31, 2022
Assets [abstract]
Loss/(gain) on sale/write off of assets and others (net)
44.	Loss/(gain) on sale/write off of assets and others (net)
The Company has written off certain property, plant and equipment and intangible assets amounting to Rs. 366.5 million, Rs. 5,626.8 million and Rs. 1,993.3 million for the year ended March 31, 2022, 2021 and 2020 and recorded a loss/(gain) on sale of assets of Rs.(921.9) million, Rs. (2,532.2) million and Rs. 1,132.6 million for the year ended March 31, 2022, 2021 and 2020.